INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Description of operating loss carryforwards, limitations on use	the Company had net operating loss carryforwards (“NOL”) of approximately $5,900,000 for federal income tax purposes of which $5,112,000 has no expiration date, $775,000 which begins to expire in 2034, and approximately $5,900,000 for state income tax purposes which begins to expire in 2030.
Gross deferred tax assets	$ 4,610,716	$ 3,315,818
Deferred tax valuation allowance	1,295,000	$ 626,000
No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,112,000
Expire in 2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	775,000
Federal Income Tax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,900,000
State Income Tax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 5,900,000